OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance	Rp 23,478		Rp 24,365	Rp 23,057
Radio frequency usage charges (Note 33c.i)	7,746		7,687	7,412
Leased lines and Customer Premise Equipment("CPE")	4,474		3,422	3,462
Concession fees and USO charges (Note 16)	2,885		2,933	2,836
Electricity, gas, and water	1,051		1,097	877
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	532		584	797
Project management	445		427	489
Insurance	335		308	269
Vehicles rental and supporting facilities	164		271	308
Others (each below Rp100 billion)	124		108	211
Total	Rp 41,234	$ 2,473	Rp 41,202	Rp 39,718